Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net {Abstract]
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Purchased copyright	80,789	72,415	10,356
Less: accumulated amortization	(19,059)	(27,298)	(3,904)
Balance at the end of the year	61,730	45,117	6,452

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives of one to ten years.

Amortization expense was RMB12,501, RMB29,027 and RMB37,762 (US$5,400) for the years ended December 31, 2023, 2024 and 2025, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years and thereafter are as follows:

	RMB	US$
2026	18,521	2,648
2027	9,540	1,364
2028	5,920	847
2029	4,630	662
2030	1,753	251
Thereafter	4,753	680
	45,117	6,452